Document And Entity Information	8 Months Ended
Nov. 22, 2011
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Nov 22, 2011
Entity Registrant Name	ProShares Trust II
Entity Central Index Key	0001415311
Entity Filer Category	Large Accelerated Filer

Statements Of Financial Condition (USD $)	Nov. 22, 2011
ProShares Managed Futures Strategy [Member]
Assets
Cash	$ 200
Offering Costs (Note 4)	90,800
Total assets	91,000
Liabilities
Payable for offering costs	90,800
Total liabilities	90,800
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	91,000
ProShares Commodity Managed Futures Strategy [Member]
Assets
Cash	200
Offering Costs (Note 4)	62,100
Total assets	62,300
Liabilities
Payable for offering costs	62,100
Total liabilities	62,100
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	62,300
ProShares Financial Managed Futures Strategy [Member]
Assets
Cash	200
Offering Costs (Note 4)	62,100
Total assets	62,300
Liabilities
Payable for offering costs	62,100
Total liabilities	62,100
Shareholders' equity
Shareholders' equity	200
Total liabilities and shareholders' equity	$ 62,300

Organization	8 Months Ended
Nov. 22, 2011
Organization [Abstract]
Organization

NOTE 1 – ORGANIZATION

ProShares Trust II (the "Trust") was organized as a Delaware statutory trust on October 9, 2007 and offers or expects to offer from time-to-time common units of beneficial interest (the "Shares") in each of its twenty-seven series (each, a "Fund", and collectively, the "Funds"). The twenty-seven separate series are: ProShares Ultra DJ-UBS Commodity, ProShares UltraShort DJ-UBS Commodity, ProShares Ultra DJ-UBS Crude Oil, ProShares UltraShort DJ-UBS Crude Oil, ProShares Ultra DJ-UBS Natural Gas, ProShares Short DJ-UBS Natural Gas, ProShares UltraShort DJ-UBS Natural Gas, ProShares Short Gold, ProShares Ultra Gold, ProShares UltraShort Gold, ProShares Ultra Silver, ProShares UltraShort Silver, ProShares Ultra Euro, ProShares UltraShort Euro, ProShares Ultra Yen ProShares UltraShort Yen, ProShares Ultra VIX Short-Term Futures ETF, ProShares VIX Short-Term Futures ETF, ProShares Short VIX Short-Term Futures ETF, ProShares UltraShort VIX Short-Term Futures ETF, ProShares Ultra VIX Mid-Term Futures ETF, ProShares VIX Mid-Term Futures ETF, ProShares Short VIX Mid-Term Futures ETF, ProShares UltraShort VIX Mid-Term Futures ETF, ProShares Managed Futures Strategy, ProShares Commodity Managed Futures Strategy and ProShares Financial Managed Futures Strategy.

Each of the following three Funds, ProShares Managed Futures Strategy, ProShares Commodity Managed Futures Strategy and ProShares Financial Managed Futures Strategy (each a "Managed Futures Fund", collectively, the "Managed Futures Funds"), have Statements of Financial Conditions presented in this Prospectus and had no operations prior to November 22, 2011 other than matters relating to their organization, the registration of each series under the Securities Act of 1933, as amended, and the sale and issuance to ProShare Capital Management LLC (the "Sponsor") of ownership shares at an aggregate purchase price of $200 in each of the three Managed Futures Funds. Offerings of Shares of those Managed Futures Funds have not commenced as of the date of this report. The other twenty-four Funds are not the subject of this report.

The Managed Futures Funds seek to provide investment results (before fees and expenses) that correspond to the performance of the S&P Dynamic Futures Index (the "DFI" or the "Index") or to a sub-index of the Index. The Index and its sub-indexes were developed by Standard & Poor's ("S&P") and are long/short rules-based investable indexes designed to attempt to capture the economic benefit derived from both rising and declining trends in futures prices. The Index is composed of unleveraged positions in U.S. exchange-traded futures contracts on sixteen different tangible commodities (the "Commodities Futures Contracts"), as well as futures contracts on eight different financials, such as major currencies and U.S. Treasury securities (the "Financials Futures Contracts" and together with the Commodities, the "Index Components"). The Commodities Futures Contracts and Financials Futures Contracts each comprise separate sub-indexes of the Index: the S&P Dynamic Commodities Futures Index (the "DCFI") and the S&P Dynamic Financial Futures Index (the "DFFI"), respectively (each a "Sub-Index" and collectively, the "Sub-Indexes").

Significant Accounting Policies	8 Months Ended
Nov. 22, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Managed Futures Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates & Indemnifications

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Federal Income Tax

Each Managed Futures Fund is registered as a series of a Delaware statutory trust and will be treated as a partnership for U.S. federal income tax purposes. Accordingly, no Managed Futures Fund expects to incur U.S. federal income tax liability; rather, each beneficial owner of a Managed Futures Fund's Shares will be required to take into account its allocable share of its Fund's income, gain, loss, deductions and other items for its Fund's taxable year ending with or within the beneficial owner's taxable year.

Agreements	8 Months Ended
Nov. 22, 2011
Agreements [Abstract]
Agreements

NOTE 3 – AGREEMENTS

Management Fee

Each Managed Futures Fund will pay the Sponsor a Management Fee, monthly in arrears, in an amount equal to 0.95% per annum of its average daily NAV of such Fund. For the first year of the Managed Futures Funds' operations, the Sponsor will waive the Management Fee to the extent that such amounts cumulatively exceeded the offering costs incurred by the Managed Futures Funds. The Management Fee will be paid in consideration of the Sponsor's services as commodity pool operator and commodity trading advisor, and for managing the business and affairs of the Managed Futures Funds. From the Management Fee, the Sponsor will pay the fees and expenses of the Administrator, Custodian, Distributor, Transfer Agent and the licensors for the Commodity Index Funds (Dow Jones & Company, Inc. and UBS Securities LLC, together, "DJ-UBS"), the routine operational, administrative and other ordinary expenses of each Managed Futures Fund, and the normal and expected expenses incurred in connection with the continuous offering of Shares of each Managed Futures Fund after the commencement of its trading operations, including, but not limited to, expenses such as ongoing SEC registration fees not exceeding 0.021% per annum of the NAV of a Managed Futures Fund and Financial Industry Regulatory Authority ("FINRA") filing fees. Each Managed Futures Fund will incur and pay its non-recurring and unusual fees and expenses. No other management fee is paid by the Managed Futures Funds.

Brokerage Commissions and Fees

Each Managed Futures Fund will pay its respective brokerage commissions, including applicable exchange fees, National Futures Association ("NFA") fees, give-up fees, pit brokerage fees and other transaction related fees and expenses charged in connection with trading activities for each Managed Futures Fund's investment in U.S. Commodity Futures Trading Commission regulated investments. Brokerage commissions on futures contracts will be recognized on a half-turn basis.

The Administrator

The Sponsor and the Trust, for itself and on behalf of each Managed Futures Fund, has appointed Brown Brothers Harriman & Co. ("BBH&Co.") as the Administrator of the Managed Futures Funds, and the Sponsor, the Trust, on its own behalf and on behalf of each Managed Futures Fund, and BBH&Co. have entered into an Administrative Agency Agreement (the "Administration Agreement") in connection therewith. Pursuant to the terms of the Administration Agreement and under the supervision and direction of the Sponsor and the Trust, BBH&Co. will prepare and file certain regulatory filings on behalf of the Managed Futures Funds. BBH&Co. may also perform other services for the Managed Futures Funds pursuant to the Administration Agreement as mutually agreed upon by the Sponsor, the Trust and BBH&Co. from time to time. Pursuant to the terms of the Administration Agreement, BBH&Co. will also serve as the Transfer Agent of the Managed Futures Funds. The Administrator's fees will be paid on behalf of the Managed Futures Funds by the Sponsor.

The Custodian

BBH&Co. will serve as Custodian of the Managed Futures Funds, and the Trust, on its own behalf and on behalf of each Managed Futures Fund, and BBH&Co. have entered into a Custodian Agreement in connection therewith. Pursuant to the terms of the Custodian Agreement, BBH&Co. will be responsible for the holding and safekeeping of assets delivered to it by the Managed Futures Funds, and performing various administrative duties in accordance with instructions delivered to BBH&Co. by the Managed Futures Funds. The Custodian's fees are paid on behalf of the Managed Futures Funds by the Sponsor.

The Distributor

SEI Investments Distribution Co. ("SEI") will serve as Distributor of the Shares and will assist the Sponsor and the Administrator with certain functions and duties relating to distribution and marketing, including taking creation and redemption orders, consulting with the marketing staff of the Sponsor and its affiliates with respect to compliance with the requirements of FINRA and/or the NFA in connection with marketing efforts, and reviewing and filing of marketing materials with FINRA and/or the NFA. SEI will retain all marketing materials separately for each Managed Futures Fund, at c/o SEI, One Freedom Valley Drive, Oaks, PA 19456. The Sponsor, on behalf of each Managed Futures Fund, will enter into a Distribution Services Agreement with SEI.

Routine Operational, Administrative and Other Ordinary Expenses

The Sponsor will pay all of the routine operational, administrative and other ordinary expenses of each Managed Futures Fund generally, as determined by the Sponsor including, but not limited to, fees and expenses of the Administrator, Custodian, Distributor, Transfer Agent, license, accounting and auditing fees and expenses, tax preparation expenses, non extraordinary legal fees, usual SEC registration fees, FINRA filing fees, non extraordinary individual K-1 preparation and mailing fees, and report preparation and mailing expenses.

Non-Recurring Fees and Expenses

Each Managed Futures Fund will pay all non-recurring and unusual fees and expenses, if any, as determined by the Sponsor. Non-recurring fees and expenses are fees and expenses such as legal claims and liabilities, litigation costs or indemnification or other material expenses which are not currently anticipated obligations of the Managed Futures Funds. Such fees and expenses are those that are non-recurring, unexpected or unusual in nature.

Offering Costs	8 Months Ended
Nov. 22, 2011
Offering Costs [Abstract]
Offering Costs

NOTE 4 – OFFERING COSTS

Offering costs on the Managed Futures Funds will be amortized over a twelve month period on a straight-line basis. The Sponsor will not collect any fee in the first year of operation of each Managed Futures Fund in an amount equal to the offering fees. The Sponsor will reimburse each Managed Futures Fund to the extent that its offering costs exceed 0.95% of its average daily NAV for the first year of operations. At November 22, 2011, payable for offering costs are reflected in the Statement of Financial Condition for each Managed Futures Fund.

Creation And Redemption Of Creation Units	8 Months Ended
Nov. 22, 2011
Creation And Redemption Of Creation Units [Abstract]
Creation And Redemption Of Creation Units

NOTE 5 – CREATION AND REDEMPTION OF CREATION UNITS

Each Managed Futures Fund will issue and redeem Shares from time to time, but only in one or more Creation Units. A Creation Unit is a block of 50,000 Shares of a Managed Futures Fund. Creation Units may be created or redeemed only by Authorized Participants. Authorized Participants may sell the Shares included in the Creation Units they purchase from the Managed Futures Funds to other investors in the secondary market.

Except when aggregated in Creation Units, the Shares are not redeemable securities. Retail investors, therefore, generally will not be able to purchase or redeem Shares directly from or with a Managed Futures Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.

Authorized Participants are required to pay a variable transaction fee of up to 0.10% of the value of the Creation Unit that is purchased or redeemed unless the transaction fee is waived or otherwise adjusted by the Sponsor.

Subsequent Events	8 Months Ended
Nov. 22, 2011
Subsequent Events [Abstract]
Subsequent Events

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Managed Futures Funds' financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in its Managed Futures Funds' financial statements through this date.

Significant Accounting Policies (Policy)	8 Months Ended
Nov. 22, 2011
Significant Accounting Policies [Abstract]
Use Of Estimates & Indemnifications

Use of Estimates & Indemnifications

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Federal Income Tax

Federal Income Tax

Each Managed Futures Fund is registered as a series of a Delaware statutory trust and will be treated as a partnership for U.S. federal income tax purposes. Accordingly, no Managed Futures Fund expects to incur U.S. federal income tax liability; rather, each beneficial owner of a Managed Futures Fund's Shares will be required to take into account its allocable share of its Fund's income, gain, loss, deductions and other items for its Fund's taxable year ending with or within the beneficial owner's taxable year.

Organization (Details) (USD $)	8 Months Ended
Nov. 22, 2011
Organization [Line Items]
Number of series	27
Number of funds not subject of report	24
Number of tangible commodities	16
Number of financials of major currencies and U.S. Treasury securities	8
ProShares Managed Futures Strategy [Member]
Organization [Line Items]
Aggregate purchase of each Managed Futures Fund	200
ProShares Commodity Managed Futures Strategy [Member]
Organization [Line Items]
Aggregate purchase of each Managed Futures Fund	200
ProShares Financial Managed Futures Strategy [Member]
Organization [Line Items]
Aggregate purchase of each Managed Futures Fund	200

Agreements (Details)	8 Months Ended
Nov. 22, 2011
Agreements [Abstract]
Management fee paid to sponsor, percent per annum of the average daily NAV of each Managed Futures Fund	0.95%
Percentage of annual NAV as limit to pay SEC registration fees incurred	0.02%

Offering Costs (Details)	8 Months Ended
Nov. 22, 2011
Offering Costs [Abstract]
Sponsors reimbursement of offering costs, maximum for each Managed Futures Fund	0.95%
Offering costs, amortization period, months	12

Creation And Redemption Of Creation Units (Details)	8 Months Ended
Nov. 22, 2011
Creation And Redemption Of Creation Units [Abstract]
Creation Unit, block shares of a Managed Futures Fund	50,000
Variable transaction fee, percent of the value of the Creation Unit, maximum	0.10%